Convertible debenture (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 28, 2021	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Jan. 31, 2025 shares	Dec. 31, 2024 CAD ($)
Statement [Line Items]
Cumulative amount						$ 1,750
Issuance shares | shares					12,923,076
Recognized gain (loss)		$ 70	$ (600)
Conversion price | $ / shares				$ 1.30
Convertible debenture				$ 11,700
RoyCap Convertible Debenture [Member]
Statement [Line Items]
Maturity date	Apr. 28, 2024
Interest rate	8.00%